Supplement to the currently effective Statement of Additional Information for Scudder Gold and Precious Metals Fund and Scudder-Dreman Financial Services
Fund:
--------------------------------------------------------------------------------


Scudder Health Care Fund, Scudder Technology Innovation Fund and Scudder Technology Fund are no longer offered through this Statement of Additional Information.




January 1, 2003







                                                                               1